Financial instruments (Details 19) - Series O bonds [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest payment [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 2,070	$ 2,308	$ 2,457
CCS Coverage [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 599	$ 354	$ 205